Liquidity and Management's Plans: (Details Textual) - USD ($)				1 Months Ended							3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 14, 2015	Dec. 15, 2014	Aug. 08, 2014	Jun. 16, 2015	May. 08, 2015	Jan. 28, 2015	Dec. 31, 2014	Dec. 30, 2014	Aug. 31, 2014	Aug. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liquidity And Managements Plans [Line Items]
Equity and Financing Credit Facility Total Funds													$ 15,100,000
Proceeds from Equity and Financing Transactions													$ 9,300,000
Class of Warrant or Right, Outstanding													4,200,000
Proceeds From Warrant Exercises													$ 4,200,000		$ 389,000
Stock Issued During Period, Shares, New Issues						202,673								285,051
Proceeds from Issuance of Common Stock			$ 4,250,000										$ 5,100,000		$ 4,645,000	$ 9,675,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.83		$ 1.00	$ 2.83	$ 2.83
Proceeds from Issuance of Private Placement	$ 20,000,000
Sale of Stock, Price Per Share											1.16			1.16	$ 1.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															2,000
Registration Statement, Maximum Proceeds from Stock Issuance		$ 16,500,000															$ 16,500,000
Common Stock, Par Or Stated Value Per Share							$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Registration Statement, Commission Rate		3.00%															3.00%
Common Stock held by non-affiliates, Market Value																	$ 49,500,000
Common Stock held by non-affiliates, Closing Price																	$ 0.32
Number Of Warrants Exercised															196,072			16,666
Warrant Expiration Period					May 08, 2022
Share Price					$ 3.00	$ 3.75
General and Administrative Expenses											$ 2,229,000	$ 4,320,000			$ 7,223,000	$ 24,471,000	$ 28,968,000	$ 23,812,000	$ 16,903,000
Warrants To Purchase Common Stock Shares			1,750,000
Proceeds from Notes Payable	$ 3,500,000
Market Issuance Sales Agreement [Member]
Liquidity And Managements Plans [Line Items]
Common Stock, Par Or Stated Value Per Share		$ 0.0001
Sale of Stock, Consideration Received on Transaction														$ 885,000
Securities Purchase and Registration Rights [Member]
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.75
Warrants To Purchase Common Stock Shares						168,337
Warrants Expiration Date						Jan. 27, 2022
General and Administrative Expense [Member]
Liquidity And Managements Plans [Line Items]
General and Administrative Expense Percentage															70.50%
General and Administrative Expenses															$ 17,200,000
Maxim Group, LLC
Liquidity And Managements Plans [Line Items]
Payment of Financing and Stock Issuance Costs				$ 259,009
Purchase Agreement [Member]
Liquidity And Managements Plans [Line Items]
Stock Issued During Period, Shares, New Issues				1,644,500
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.83
Warrants To Purchase Shares Of Common Stock				1,233,375
Share Price				$ 2.25
Proceeds from Issuance or Sale of Equity				$ 3,441,116
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding															The Shares and Warrants were sold in units, each of which is comprised of one Share and 0.75 Warrants to acquire one share of common stock.
Warrants To Purchase Common Stock Shares				1,233,375
Purchase Agreement [Member] | Senior Notes [Member]
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.66
Revolving Credit Facility [Member]
Liquidity And Managements Plans [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													$ 5,800,000
Line of Credit Facility, Interest Rate During Period													3.00%
Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Stock Issued During Period, Shares, New Issues					62,072	134,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 3.00
Proceeds from Issuance of Private Placement					$ 232,770	$ 760,023		$ 300,000									$ 300,000
Sale of Stock, Price Per Share									$ 0.40
Investment Warrants, Exercise Price						$ 0.15
Share Price						$ 3.75
Warrant [Member]
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Outstanding											2,360,974		5,100,000	2,360,974	2,360,974
Stock Issued During Period, Shares, New Issues										10,625
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 12.16		$ 1.00	$ 12.16	$ 12.16
Sale of Stock, Price Per Share							$ 1.00										$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									10,625,000,000
Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Stock Issued During Period, Shares, New Issues					77,590										2,014,000		16,287	0	740
Proceeds from Issuance of Common Stock													$ 5,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 3.00
Common Stock, Par Or Stated Value Per Share																			$ 0.0001
Warrants To Purchase Shares Of Common Stock					69,831
Common Stock [Member] | Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Sale of Stock, Price Per Share									$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									10,625
Maximum [Member]
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 2.00
Minimum [Member]
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1.50
Subsequent Event [Member]
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.12
Debt Instrument, Convertible, Conversion Price	$ 1.12
Debt Instrument, Description	The Notes provide for further distribution of the proceeds held pursuant to a Deposit Account Control Agreement as follows: $500,000 upon the initial filing of a registration statement pursuant to the Registration Rights Agreement; $2.0 million on the 30th trading day following the Effective Date (as defined in the Agreement) and the balance to be disbursed at the rate of $1.0 million per month on the first trading day of each calendar month following the later of (1) the date on which the Company obtains stockholder approval of the issuance of the Notes and the shares issuable pursuant thereto in compliance with Nasdaq Listing Rules and (2) the 69th trading day following the earlier to occur of (A) an effective registration statement covering the resale of all the shares issuable upon conversion of the Notes and (B) the eligibility of the shares issuable pursuant to the Notes for sale without restriction under Rule 144 and without the need for registration.In connection with this private placement, the Company will issue to Maxim Group, LLC, as the placement agent for the Private Placement, a warrant to purchase up to 446,429 shares of the Companys Common Stock, subject to certain anti-dilution adjustments in the event of stock distributions, subdivisions, combinations or reclassifications, at an exercise price of $1.12 per share (the warrant) the warrant is exercisable during the period beginning on the 6 month anniversary of the issuance date of the Warrant and ending on the 5 year anniversary of the issuance date of the Warrant.
Subsequent Event [Member] | Closing of Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from Issuance of Private Placement	$ 1,000,000
Subsequent Event [Member] | Public Announcement [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from Issuance of Private Placement	1,000,000
Subsequent Event [Member] | Senior Notes [Member]
Liquidity And Managements Plans [Line Items]
Debt Instrument, Face Amount	$ 20,000,000
Debt Instrument, Maturity Date	Oct. 15, 2018
Subsequent Event [Member] | Maxim Group, LLC
Liquidity And Managements Plans [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.12
Warrants To Purchase Shares Of Common Stock	446,429
Subsequent Event [Member] | Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from Issuance of Private Placement						$ 760,023	$ 300,000
Seven Accredited Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Stock Issued During Period, Shares, New Issues						5,066,825
Common Stock, Par Or Stated Value Per Share						$ 0.0001
Shares Issued, Price Per Share						$ 0.15
Number Of Warrants Exercised						4,208,413
Investment Warrants, Exercise Price						$ 0.15
Certain of Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Liquidity And Managements Plans [Line Items]
Stock Issued During Period, Shares, New Issues						3,350,000
Shares Issued, Price Per Share						$ 0.15
Line of Credit [Member]
Liquidity And Managements Plans [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,750,000				$ 350,000										$ 350,000
Line of Credit Facility, Interest Rate During Period																	3.00%
Debt Instrument, Convertible, Conversion Price			$ 1.00
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases			$ 5,800,000
Line of Credit Facility, Interest Rate at Period End			3.00%